Commitments - Estimated Value of Contracts (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Financing performance of works [member]
Commitments and contingencies [line items]
Estimated value of contracts	$ 783,100	$ 2,762,392
Financing performance of works [member] | Up to 1 Year [member]
Commitments and contingencies [line items]
Estimated value of contracts	488,438	1,046,436
Financing performance of works [member] | 1 to 3 years [member]
Commitments and contingencies [line items]
Estimated value of contracts	294,662	1,339,040
Financing performance of works [member] | 4 to 5 years [member]
Commitments and contingencies [line items]
Estimated value of contracts		376,916
Infrastructure and service works [member]
Commitments and contingencies [line items]
Estimated value of contracts	505,636,402	374,157,407
Infrastructure and service works [member] | Up to 1 Year [member]
Commitments and contingencies [line items]
Estimated value of contracts	181,088,750	39,162,033
Infrastructure and service works [member] | 1 to 3 years [member]
Commitments and contingencies [line items]
Estimated value of contracts	177,187,792	274,421,535
Infrastructure and service works [member] | 4 to 5 years [member]
Commitments and contingencies [line items]
Estimated value of contracts	124,716,836	23,055,268
Infrastructure and service works [member] | More than 5 years [member]
Commitments and contingencies [line items]
Estimated value of contracts	$ 22,643,024	$ 37,518,571